Shareholders' Equity - Summary of Reconciliation of Outstanding Share Options (Detail)	6 Months Ended
Jun. 30, 2019 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding at January 1 | shares	2,633,039
Forfeited during the six months | shares	(223,631)
Expired during the six months | shares	(126,589)
Exercised during the six months | shares	(9,980)
Granted during the six months | shares	1,009,671
Outstanding at June 30 | shares	3,282,510
Exercisable at June 30 | shares	1,533,094
Outstanding at January 1 | €	€ 14.62
Forfeited during the six months | €	14.07
Expired during the six months | €	15.95
Exercised during the six months | €	11.02
Granted during the six months | €	10.23
Outstanding at June 30 | €	13.27
Exercisable at June 30 | €	€ 13.34